Investment in Associate - Schedule of Investment in Associate (Details)	6 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 MYR (RM)	Dec. 31, 2024 MYR (RM)
Schedule of Investment in Associate [Abstract]
At beginning of financial year/period
Addition	3,447,430	849,958
Share of post-acquisition results	(81,320)	(20,049)
Foreign exchange loss	(102,047)	(25,160)
At end of financial year/period	RM 3,264,063	$ 804,749